SCOPE OF CONSOLIDATION (Tables)	12 Months Ended
Dec. 31, 2025
Scope of Consolidation [Abstract]
Disclosure of scope of consolidation	The Group’s scope of consolidation at December 31, 2025 and 2024 is presented below.

			At December 31, 2025		At December 31, 2024
Name	Country	Nature of business	Shares held by the Group	Shares held by NCI	Shares held by the Group	Shares held by NCI
Directly held interests
Ferrari S.p.A.	Italy	Engineering, manufacturing and sales	100%	—%	100%	—%
New Business 33 S.p.A. (1)	Italy	Engineering, manufacturing and sales	—%	—%	100%	—%

Indirectly held through Ferrari S.p.A.
Ferrari North America Inc.	USA	Importer and distributor	100%	—%	100%	—%
Ferrari Japan KK	Japan	Importer and distributor	100%	—%	100%	—%
Ferrari Australasia Pty Limited	Australia	Importer and distributor	100%	—%	100%	—%
Ferrari International Cars Trading (Shanghai) Co. L.t.d.	China	Importer and distributor	80%	20%	80%	20%
Ferrari (HK) Limited	Hong Kong	Importer and distributor	100%	—%	100%	—%
Ferrari Korea Co., Ltd. (2)	South Korea	Importer and distributor	51%	49%	—%	—%
Ferrari Far East Pte Limited	Singapore	Service company	100%	—%	100%	—%
Ferrari Management Consulting (Shanghai) Co. L.t.d.	China	Service company	100%	—%	100%	—%
Ferrari South West Europe S.a.r.l.	France	Service company	100%	—%	100%	—%
Ferrari Central Europe GmbH	Germany	Service company	100%	—%	100%	—%
G.S.A. S.A. in liquidation	Switzerland	Service company	100%	—%	100%	—%
Mugello Circuit S.p.A.	Italy	Racetrack management	100%	—%	100%	—%
Ferrari Financial Services, Inc.	USA	Financial services	100%	—%	100%	—%

Indirectly held through other Group entities
Ferrari Auto Securitization Transaction LLC (3)	USA	Financial services	100%	—%	100%	—%
Ferrari Auto Securitization Transaction - Lease, LLC (3)	USA	Financial services	100%	—%	100%	—%
Ferrari Auto Securitization Transaction - Select, LLC (3)	USA	Financial services	100%	—%	100%	—%
Ferrari Financial Services Titling Trust (3)	USA	Financial services	100%	—%	100%	—%
Ferrari Lifestyle North America, Inc. (4)(5)	USA	Retail	100%	—%	100%	—%
_____________________________
(1)    With effectiveness as of January 1, 2025, New Business 33 S.p.A. was merged by incorporation into Ferrari S.p.A.
(2)    On October 2, 2025, the Group acquired a 51% percent controlling interest in Ferrari Korea Co., Ltd. from the former importer of Ferrari cars into the South Korean market. Following the transaction, the Group began directly importing its cars into South Korea.
(3)    Shareholding held by Ferrari Financial Services Inc. within the context of securitization transactions for receivables generated by the Group’s financial services activities in the United States.
(4)    Shareholding held by Ferrari North America Inc.
(5)    Effective as of January 12, 2024, the company changed its name from 410 Park Display, Inc to Ferrari Lifestyle North America, Inc.
The equity and net profit attributable to non-controlling interests are presented below and are not considered to be significant to the Group.

	At December 31,
	2025	2024
	(€ thousand)
Equity attributable to non-controlling interests	7,849	9,292

	For the years ended December 31,
	2025	2024	2023
	(€ thousand)
Net profit attributable to non-controlling interests	2,597	4,036	5,409